EARNINGS/(LOSSES) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Trip's shareholders		¥ (550)		$ (86)	¥ (3,247)	¥ 7,011
Eliminate the dilutive effect of interest expense of convertible notes | ¥		0			0	373
Numerator for diluted earnings per share | ¥		¥ (550)			¥ (3,247)	¥ 7,384
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	[1]	634,109,233		634,109,233	600,888,208	567,871,968
Dilutive effect of share options		0		0		15,815,672
Dilutive effect of convertible notes						58,264,472
Denominator for diluted earnings per ordinary share	[1]	634,109,233		634,109,233	600,888,208	641,952,112
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share		8,002,906		8,002,906	40,329,592	15,815,672
Convertible Notes
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share		1,245,966		1,245,966	27,896,136
Stock options
Denominator:
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings /(loss) per common share		6,756,940		6,756,940	12,433,456	15,815,672
Ordinary shares
Denominator:
Basic earnings/(losses) per share | (per share)		¥ (0.87)	[1]	$ (0.14)	¥ (5.40)	¥ 12.35
Diluted earnings/(losses) per share | (per share)		(0.87)	[1]	(0.14)	(5.40)	11.50
ADS
Denominator:
Basic earnings/(losses) per share | (per share)		(0.87)		(0.14)	(5.40)	12.35
Diluted earnings/(losses) per share | (per share)		¥ (0.87)		$ (0.14)	¥ (5.40)	¥ 11.50

[1]	Basic and diluted earnings/(losses) per ordinary share and weighted average ordinary shares outstanding for the years ended December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2 and Note 20.